SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Significant Accounting Policies [Line Items]
Maximum discount rate from market value of securities escrowed or restricted sale or transfer	10
Period within which proceeds received from the issuance of flow-through shares to be used	2 years
Exploration and evaluation assets
Significant Accounting Policies [Line Items]
Impairment loss recognised in profit or loss	$ 0	$ 28,604